COMMITMENTS (Schedule of future minimum operating lease payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2015
COMMITMENTS [Abstract]
2016		$ 1,527
2017		1,087
2018		86
Operating Leases, Future Minimum Payments Due, Total		2,700
Net rent expense	$ 84